Schedule of Finance Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Expenses in respect of fees and interest	₪ 19,825	₪ 23,493	₪ 14,059
Exchange differences	70	554
Interest expense in respect of lease liability	820	726	630
Other	2,147	828	266
Total finance expenses	₪ 22,862	₪ 25,601	₪ 14,955